Advances from Federal Home Loan Bank: (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Scheduled maturities of FHLB advances as follows
2013, Fixed rate
2014, Fixed rate
2015, Fixed rate
2016, Fixed rate	4,000
2017, Fixed rate	27,000
Thereafter, Fixed rate	12,741
Total, Fixed rate	$ 43,741
2013, Average cost
2014, Average cost
2015, Average cost
2016, Average cost	5.34%
2017, Average cost	4.37%
Thereafter, Average cost	3.13%
Average cost	4.09%	3.64%